Corporate Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions			12 Months Ended
		Dec. 15, 2022	Oct. 31, 2023	Oct. 31, 2022	Nov. 30, 2021
Disclosure Of Income Taxes [Line Items]
Temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized			$ 10	$ 30
Unrecognized losses			10
Deferred tax asset tax benefits relate to tax losses incurred in Canadian or foreign operations			2,563	1,420
Amount of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint ventures for which deferred tax liabilities have not been recognized			$ 50,000	$ 41,000	$ 165
Applicable Income tax rate			27.70%	26.20%
Taxable Income	[1]		$ 2,226	$ 2,758
Minimum future earnings taxable income		$ 100
2023 [member]
Disclosure Of Income Taxes [Line Items]
Unrecognized losses			4
No expiration [member]
Disclosure Of Income Taxes [Line Items]
Unrecognized losses			6
2011 to 2018 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency			1,555
2018 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency			2
2014 to 2018 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency			551
Canadian federal tax measures [member]
Disclosure Of Income Taxes [Line Items]
Applicable Income tax rate		15.00%
Taxable Income		$ 1,000	579
Increase in tax rate in future earnings		1.50%
Canada recovery dividend payable			640
Tax benefit arising from increase in statutory tax rate			39
Tax benefit arising from increase in statutory tax rate, recognized in consolidated statement of income			$ 13

[1]	The federal statutory income tax rate increased by 1.5% due to the enactment of certain federal budget measures announced in 2022.